Commitments and contingencies (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
2021	$ 104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$ 264,043
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
2020		$ 108,002
2021		0
Total undiscounted cash flows		$ 108,002